Taxes - Schedule of Income Tax Payable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Income Tax Payable [Abstract]
Balance at beginning of period	$ 1,058,294	$ 1,000,340
(Decrease) Increase related to current year tax positions	(3,322)	17,795
Foreign exchange translation effect	(15,118)	40,159
Balance at end of period	$ 1,039,854	$ 1,058,294